PW SEQUOIA FUND, L.L.C.

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)


                               SEMI ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                  JUNE 30, 2001

                             PW SEQUOIA FUND, L.L.C.

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)


                               SEMI ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                  JUNE 30, 2001



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ..................       1

Statement of Operations ................................................       2

Statements of Changes in Members' Capital - Net Assets .................       3

Notes to Financial Statements ..........................................       4

Schedule of Portfolio Investments ......................................      10


                                                                        PW SEQUOIA FUND, L.L.C.
                                          STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------

                                                                                  JUNE 30, 2001

-----------------------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (cost $169,936,764)                            $187,343,327
Due from broker                                                                      12,522,481
Receivables:
  Investments sold, not settled                                                      11,145,316
  Dividends                                                                              38,564
  Interest                                                                               13,200
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        211,062,888
-----------------------------------------------------------------------------------------------
LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $18,396,183)         18,414,828
Payables:
  Investments purchased, not settled                                                 10,512,922
  Margin loan                                                                         2,093,597
  Management fee                                                                        162,737
  Administration fee                                                                     72,966
  Professional fees                                                                      48,773
  Miscellaneous                                                                          30,688
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                    31,336,511
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                         $179,726,377
-----------------------------------------------------------------------------------------------
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                              $187,245,246
Accumulated net investment loss                                                        (724,447)
Accumulated net realized loss on investments                                        (24,182,340)
Accumulated net unrealized appreciation on investments                               17,387,918
-----------------------------------------------------------------------------------------------
MEMBERS' CAPITAL - NET ASSETS                                                      $179,726,377
-----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                          FOR THE SIX MONTHS ENDED JUNE 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                             $521,513
  Dividend                                                              133,307
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 654,820
--------------------------------------------------------------------------------
EXPENSES

  Management fee                                                        970,091
  Administration fee                                                     98,447
  Professional fees                                                      49,922
  Miscellaneous                                                          57,521
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                              1,175,981

  Interest expense                                                       63,905
  Dividend expense                                                       11,699
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,251,585
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (596,765)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
              FROM INVESTMENTS

  Net realized loss from investments                                (12,279,000)
  Change in net unrealized appreciation from investments              8,996,452
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                    (3,282,548)
--------------------------------------------------------------------------------
DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                              $ (3,879,313)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


                                                                           PW SEQUOIA FUND, L.L.C.
                                             STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

---------------------------------------------------------------------------------------------------
                                                                 FOR THE          FOR THE PERIOD
                                                                SIX MONTHS        OCTOBER 1, 2000
                                                                   ENDED         (COMMENCEMENT OF
                                                               JUNE 30, 2001    OPERATIONS) THROUGH
                                                                (UNAUDITED)      DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------
FROM OPERATIONS

  Net investment loss                                          $   (596,765)       $   (127,682)
  Net realized loss from investments                            (12,279,000)        (11,903,340)
  Change in net unrealized appreciation from investments          8,996,452           8,391,466
---------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                            (3,879,313)         (3,639,556)
---------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                             32,023,858         154,210,895

  Proceeds from Manager subscriptions                                    --           1,010,493
---------------------------------------------------------------------------------------------------
INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                          32,023,858         155,221,388
---------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL
              AT BEGINNING OF PERIOD                            151,581,832                  --
---------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT END OF PERIOD                              $179,726,377        $151,581,832
---------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                         PW SEQUOIA FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   1. ORGANIZATION

      PW Sequoia Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of small to mid-sized capitalization companies in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADR's"). Operations of the Fund commenced on October 1, 2000.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

      The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FPA will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FPA is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2001 and December 31, 2000 was $950,689 and $973,819, respectively.

      Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, and (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES

      A. PORTFOLIO VALUATION

      Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. Securities, with a value of $2,829,816, were fair valued at June 30, 2001.

      Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

      The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Investments in securities of foreign issuers listed on U.S. exchanges are affected by risk factors generally not thought to be present in the U.S. These factors include: less public information about issuers of foreign securities; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are calculated on the identified cost basis.

      C. FUND EXPENSES

      The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors.

      D. INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

      E. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------


   3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

      PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of fund assets and debited against Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to FPA.

      UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

      The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to receive an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

      Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2001 were $6,333.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------


   3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally the Fund will provide for the reimbursement of out of pocket expenses by PFPC Inc.

   4. SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of common stocks for the six months ended June 30, 2001, amounted to $628,101,466 and $601,466,755, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $250,055,108 and $260,976,597, respectively.

      At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation from investments was $17,387,918 consisting of $24,246,093 gross unrealized appreciation and $6,858,175 gross unrealized depreciation.

   5. SHORT-TERM BORROWINGS

      The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2001, the Fund's average interest rate paid on borrowings was 5.82% and the average borrowings outstanding were $2,195,255. The Fund had borrowings outstanding at June 30, 2001 totaling $2,093,597.

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                         PW SEQUOIA FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

   6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

      Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

      Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

      During the six months ended June 30, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.

   7. FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                PERIOD FROM
                                                         SIX MONTHS            OCTOBER 1, 2000
                                                           ENDED              (COMMENCEMENT OF
                                                          JUNE 30,                OPERATIONS)
                                                           2001                    THROUGH
                                                        (UNAUDITED)           DECEMBER 31, 2000
                                                        -----------           -----------------

Ratio of net investment loss to average net assets        -0.77%*                 -0.50%*
Ratio of total expenses to average net assets              1.61%*                  2.74%*
Ratio of operating expenses to average net assets          1.51%*                  2.71%*
Portfolio turnover rate                                  197.05%                  59.72%
Total return                                              -3.26%**                -3.94%**
Average debt ratio                                         1.40%                   2.60%

*  Annualized.
** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------
                  COMMON STOCK (104.24%)
                  ----------------------
                  ADVERTISING SALES (0.98%)
          40,000  Lamar Advertising Co.*                                                              $  1,760,000
                                                                                                      ------------
                  AEROSPACE/DEFENSE - EQUIPMENT (2.12%)
         100,200  Goodrich Corporation (a)                                                               3,805,596
                                                                                                      ------------
                  APPLICATIONS SOFTWARE (2.28%)
         292,200  Parametric Technology Corp.* ,(a)                                                      4,087,878
                                                                                                      ------------
                  B2B/E-COMMERCE (4.24%)
         380,800  FreeMarkets, Inc.*                                                                     7,616,000
                                                                                                      ------------
                  BROADCAST SERVICES/PROGRAMMING (0.88%)
         182,100  UnitedGlobalCom, Inc. Class A *                                                        1,575,165
                                                                                                      ------------
                  BUILDING - MOBILE HOME/MANUFACTURED HOUSING (2.77%)
         316,400  Clayton Homes, Inc.                                                                    4,973,808
                                                                                                      ------------
                  BUILDING - RESIDENTIAL/COMMERCIAL (1.36%)
         107,300  D.R. Horton, Inc.                                                                      2,435,710
                                                                                                      ------------
                  BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (0.95%)
          54,400  Nortek, Inc.*                                                                          1,698,368
                                                                                                      ------------
                  CABLE TELEVISION (3.14%)
          34,100  Adelphia Communications Corp. Class A *                                                1,398,100
         181,500  Charter Communications, Inc. Class A * ,(a)                                            4,238,025
                                                                                                      ------------
                                                                                                         5,636,125
                                                                                                      ------------
                  COMMERCIAL SERVICES - FINANCE (1.86%)
         108,200  NCO Group, Inc.*                                                                       3,346,626
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              10

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  COMPUTER SERVICES (5.91%)
          36,400  Affiliated Computer Services, Inc. Class A* , (a)                                   $  2,617,524
           5,600  PEC Solutions, Inc.*                                                                     123,760
         145,000  Perot Systems Corp. Class A*                                                           2,624,500
         125,200  Sungard Data Systems, Inc.*                                                            3,757,252
         102,300  Tripos, Inc.*                                                                          1,503,810
                                                                                                      ------------
                                                                                                        10,626,846
                                                                                                      ------------
                  COMPUTERS - INTEGRATED SYSTEMS (0.56%)
         101,900  Adept Technology, Inc.*                                                                1,008,810
                                                                                                      ------------
                  COMPUTERS - MEMORY DEVICES (1.63%)
         550,700  Read-Rite Corp.* ,(a)                                                                  2,935,231
                                                                                                      ------------
                  CONTAINERS - METAL/GLASS (0.87%)
         417,700  Crown Cork & Seal Co., Inc.*                                                           1,566,375
                                                                                                      ------------
                  CONTAINERS - PAPER/PLASTIC (1.42%)
         157,500  Smurfit-Stone Container Corp.*                                                         2,551,500
                                                                                                      ------------
                  DATA PROCESSING/MANAGEMENT (0.26%)
         317,000  Excelon Corporation*                                                                     465,990
                                                                                                      ------------
                  DISTRIBUTION/WHOLESALE (1.34%)
         127,100  Owens & Minor, Inc.                                                                    2,414,900
                                                                                                      ------------
                  E-COMMERCE/SERVICES (2.82%)
         130,400  HotJobs.com, Ltd.*                                                                     1,418,752
          60,800  TMP Worldwide, Inc.*                                                                   3,648,000
                                                                                                      ------------
                                                                                                         5,066,752
                                                                                                      ------------
                  E-SERVICES/CONSULTING (1.24%)
         231,800  Braun Consulting, Inc. *                                                               1,865,990
         222,900  C-bridge Internet Solutions, Inc.*                                                       367,785
                                                                                                      ------------
                                                                                                         2,233,775
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              11

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  ELECTRIC PRODUCTS - MISCELLANEOUS (1.97%)
         296,300  UCAR International, Inc. * ,(a)                                                     $  3,540,785
                                                                                                      ------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS (1.39%)
         232,000  Signal Technology Corp.*                                                               2,494,000
                                                                                                      ------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (5.84%)
          21,900  Applied Micro Circuits Corp.*                                                            376,680
         117,000  Lattice Semiconductor Corp.*                                                           2,854,800
         258,000  Oak Technology, Inc.*                                                                  2,732,220
         100,600  Semtech Corp.*                                                                         3,018,000
         138,100  TranSwitch Corp.*                                                                      1,519,100
                                                                                                      ------------
                                                                                                        10,500,800
                                                                                                      ------------
                  ELECTRONIC MEASURING INSTRUMENTS (1.79%)
         164,700  Trimble Navigation Ltd.* ,(a)                                                          3,210,003
                                                                                                      ------------
                  ENGINEERING/R&D SERVICES (0.84%)
         167,500  Foster Wheeler Ltd.                                                                    1,515,875
                                                                                                      ------------
                  FINANCE - INVESTMENT BANKER/BROKER (2.28%)
          81,400  Investment Technology Group, Inc.                                                      4,093,606
                                                                                                      ------------
                  HEALTH CARE COST CONTAIN (1.16%)
         126,700  Caremark Rx, Inc.*                                                                     2,084,215
                                                                                                      ------------
                  INDUSTRIAL AUTOMATION/ROBOTICS (0.49%)
          19,000  Brooks Automation, Inc.*                                                                 875,900
                                                                                                      ------------
                  INTERNET BROKERS (1.02%)
         284,700  E*Trade Group, Inc.*                                                                   1,836,315
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              12

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  MACHINERY - GENERAL INDUSTRY (1.72%)
         163,700  Albany International Corp. Class A * ,(a)                                           $  3,093,930
                                                                                                      ------------
                  MEDICAL - BIOMEDICAL/GENETICS (7.41%)
         221,100  Arena Pharmaceuticals, Inc.* ,(a)                                                      6,741,339
          27,800  Aviron*                                                                                1,584,600
          45,400  Enzon, Inc.*                                                                           2,837,500
          86,900  Visible Genetics, Inc.*                                                                2,159,465
                                                                                                      ------------
                                                                                                        13,322,904
                                                                                                      ------------
                  MEDICAL - DRUGS (2.11%)
          97,200  IVAX Corp.                                                                             3,790,800
                                                                                                      ------------
                  METAL PROCESSORS & FABRICATION (2.28%)
         109,500  Precision Castparts Corp.                                                              4,097,490
                                                                                                      ------------
                  MULTI-LINE INSURANCE (2.54%)
          49,000  Allmerica Financial Corp.                                                              2,817,500
          71,500  HCC Insurance Holdings, Inc.                                                           1,751,750
                                                                                                      ------------
                                                                                                         4,569,250
                  OIL - FIELD SERVICES (0.70%)
          67,900  Varco International, Inc.*                                                             1,263,619

                  OIL COMPANIES - EXPLORATION & PRODUCTION (4.47%)
          36,400  Anadarko Petroleum Corp. (a)                                                           1,962,324
         229,800  Ocean Energy, Inc. (a)                                                                 4,010,010
          54,100  Talisman Energy, Inc.                                                                  2,060,669
                                                                                                      ------------
                                                                                                         8,033,003
                                                                                                      ------------
                  OIL FIELD MACHINERY & EQUIPMENT (0.69%)
          46,300  National-Oilwell, Inc.*                                                                1,240,840
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              13

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  RADIO (0.95%)
          55,400  Emmis Communications Corp. Class A *                                                $  1,703,550
                                                                                                      ------------
                  RESORTS/THEME PARKS (2.63%)
         225,000  Six Flags, Inc. (a)                                                                    4,734,000
                                                                                                      ------------
                  RETAIL - DISCOUNT (3.33%)
         215,200  Dollar Tree Stores, Inc.*                                                              5,991,168
                                                                                                      ------------
                  RETAIL - MAIL ORDER (1.43%)
          66,300  Williams-Sonoma, Inc.* ,(a)                                                            2,573,766
                                                                                                      ------------
                  SCHOOLS - DAY CARE (2.03%)
         116,400  Bright Horizons Family Solutions, Inc.* ,(a)                                           3,654,960
                                                                                                      ------------
                  SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (1.99%)
         148,900  Power Intergrations, Inc.*                                                             2,322,840
          59,600  Vitesse Semiconductor Corp.*                                                           1,253,984
                                                                                                      ------------
                                                                                                         3,576,824
                  SEMICONDUCTOR EQUIPMENT (1.39%)
          59,300  Varian Semiconductor Equipment Associates, Inc.*                                       2,490,600
                                                                                                      ------------
                  TELEPHONE - INTEGRATED (2.24%)
         333,900  Citizens Communications Co.                                                            4,023,495
                                                                                                      ------------
                  TEXTILE - APPAREL (2.19%)
         463,800  Unifi, Inc.* ,(a)                                                                      3,942,300
                                                                                                      ------------
                  THEATERS (3.39%)
         468,700  AMC Entertainment, Inc.                                                                6,093,100
                                                                                                      ------------
                  THERAPEUTICS (1.58%)
          89,100  Guilford Pharmaceuticals, Inc. *, (b)                                                  2,829,816
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              14

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------
                  TOYS (2.34%)
         291,700  Hasbro, Inc. (a)                                                                    $  4,215,065
                                                                                                      ------------
                  TRANSPORTATION - MARINE (0.77%)
          34,500  Teekay Shipping Corp.                                                                  1,380,690
                                                                                                      ------------
                  TRANSPORTATION - TRUCK (1.42%)
         134,900  Yellow Corp.* ,(a)                                                                     2,560,403
                                                                                                      ------------
                  WIRELESS EQUIPMENT (1.23%)
         137,800  Spectrian Corp.*                                                                       2,204,800
                                                                                                      ------------
                  TOTAL COMMON STOCK (COST $169,936,764)                                               187,343,327
                                                                                                      ------------
                  COMMON STOCK SOLD, NOT YET PURCHASED ((10.25)%)
                  COMMERCIAL SERVICES ((0.38)%)
          22,800  Convergys Corp.*                                                                        (689,700)
                                                                                                      ------------
                  COMMERCIAL SERVICES - FINANCE ((0.46)%)
          20,400  Paychex, Inc.*                                                                          (816,000)
                                                                                                      ------------
                  COMPUTERS - INTEGRATED SYSTEMS ((0.43)%)
          24,000  NYFIX, Inc.*                                                                            (766,800)
                                                                                                      ------------
                  ENTERPRISE SOFTWARE/SERVICES ((1.57)%)
          65,800  Business Objects SA *                                                                 (1,552,880)
          50,800  Manugistics Group, Inc.*                                                              (1,275,080)
                                                                                                      ------------
                                                                                                        (2,827,960)
                                                                                                      ------------
                  HOME FURNISHINGS ((0.91)%)
          50,500  Ethan Allen Interiors, Inc.*                                                          (1,641,250)
                                                                                                      ------------
                  INTERNET SECURITY ((0.87)%)
          32,300  Internet Security Systems, Inc.*                                                      (1,568,488)
                                                                                                      ------------

    The preceding notes are an integral part of these financial statements.

                                                                              15

                                                                                           PW SEQUOIA FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2001

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------
                  NATURAL RESOURCE ((0.96)%)
          24,600  Oil Service Holdrs Trust *                                                          $ (1,726,920)
                                                                                                      ------------
                  OIL - FIELD SERVICES ((0.83)%)
          41,700  Halliburton Co.*                                                                      (1,484,520)
                                                                                                      ------------
                  RETAIL - APPAREL/SHOE ((0.94)%)
          38,600  Talbots, Inc.*                                                                        (1,688,750)
                                                                                                      ------------
                  SEISMIC DATA COLLECTION ((0.61)%)
          83,300  Seitel, Inc.*                                                                         (1,091,230)
                                                                                                      ------------
                  TELECOMMUNICATIONS SERVICES ((0.58)%)
          19,300  Amdocs Ltd.*                                                                          (1,039,305)
                                                                                                      ------------
                  THERAPEUTICS ((1.71)%)
          29,700  Amylin Pharmaceuticals, Inc.*                                                           (334,125)
          23,400  Imclone Systems, Inc.*                                                                (1,235,520)
          91,500  Praecis Pharmaceuticals, Inc.*                                                        (1,504,260)
                                                                                                      ------------
                                                                                                        (3,073,905)
                                                                                                      ------------
                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS  $(18,396,183))                 (18,414,828)
                                                                                                      ------------
          TOTAL INVESTMENTS --  93.99% (Cost $151,540,581)                                             168,928,499
                                                                                                      ------------
          OTHER ASSETS IN EXCESS OF LIABILITIES --  6.01%                                               10,797,878
                                                                                                      ------------
          TOTAL NET ASSETS -- 100.00%                                                                 $179,726,377
                                                                                                      ============

*   Non-income producing security.
(a) Partially or wholly held ($38,512,430 total market value) in a pledged The preceeding notes are an integral part of these financial statements. account by the Custodian as collateral for securities sold, not yet purchased and margin loan.
(b) Private investment in public equity valued at Fair Value.


    The preceding notes are an integral part of these financial statements.

                                                                              16